Document and Entity Information	Feb. 23, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	KELLOGG CO
Amendment Flag	false
Entity Central Index Key	0000055067
Document Type	8-K
Document Period End Date	Feb. 23, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-4171
Entity Tax Identification Number	38-0710690
Entity Address, Address Line One	One Kellogg Square
Entity Address, City or Town	Battle Creek
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49016-3599
City Area Code	(269)
Local Phone Number	961-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.25 par value per share
Trading Symbol	K
Security Exchange Name	NYSE
A 1.000 Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Senior Notes due 2024
Trading Symbol	K 24
Security Exchange Name	NYSE
A 1.250 Senior Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.250% Senior Notes due 2025
Trading Symbol	K 25
Security Exchange Name	NYSE
A 0500 Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Senior Notes due 2029
Trading Symbol	K 29
Security Exchange Name	NYSE